Note 24 (Tables)	6 Months Ended
Jun. 30, 2022
Pension and other post employment commitments [Abstract]
Condensed consolidated Income Statement impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2022	June 2021
Interest income and expense		21	22
Personnel expense		61	64
Defined contribution plan expense	38.1	41	37
Defined benefit plan expense	38.1	20	27
Provisions, net	40	(49)	90
Total expense (income)		34	177